SEGMENT INFORMATION (Schedule of Sales by Product) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net revenues	$ 64,975	$ 37,867	$ 23,019
Krill Oil [Member]
Revenue from External Customer [Line Items]
Net revenues	34,926	18,841	9,701
InFat [Member]
Revenue from External Customer [Line Items]
Net revenues	16,666	8,183	3,533
Sharp PS [Member]
Revenue from External Customer [Line Items]
Net revenues	$ 5,248	$ 4,978	$ 3,589